A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust

The U.S. economy continued to surprise investors with its performance during 1997. The current seven year expansion has been unique in that economic growth has remained moderate while inflationary pressures have been subdued. The inflation rate actually declined during 1997, allowing the Federal Reserve to hold monetary policy steady during the last nine months of the year. Other positive economic factors during the year included lower interest rates, higher productivity and improved corporate profit margins.

Equity investors were richly rewarded during the past year with the Dow Jones Industrial Average and the S&P 500 (commonly quoted equity indices) both achieving double digit returns. During 1997, equity investors reacted positively to the combination of slow growth and moderate inflation. However, the volatility of returns increased dramatically during the second half of the year as investors became fearful that corporations would experience a decline in profit growth during 1998. Severe weakness in Asia and Latin America was another principal catalyst causing increased volatility.

Bond yields moved higher in the first quarter of 1997 in reaction to the Federal Reserve Bank's 25 basis point increase in the Federal Funds rate target but declined over the remainder of the year. Moderate inflation, a declining federal deficit, and turmoil in the Asian markets caused the Federal Reserve Bank to withhold any further intervention, despite strong economic growth and low unemployment. As a result, bond returns, especially for bonds with longer maturities, were competitive with common stocks in the last six months of 1997 although they still trailed well behind equity returns for the entire year.
At the present time, most economists are expecting economic growth to decelerate in 1998 as a result of weaker domestic demand and momentum lost from foreign trade. Slower growth does have some positive aspects. However, equity investors remain focused on the possibility of weaker corporate profits.

Equity investors have now experienced three years of phenomenal equity returns, returns which are substantially higher than the long-term averages. The major stock indices could still post further gains during 1998, but the opportunity to dramatically outperform the long-term averages becomes extremely limited. Good bond performance will depend on declining interest rates, continued moderate inflation and bonds being viewed as an "alternative investment" for equity investors.

                                                              /s/James W. Murphy
                                Chairman of the Board of Directors and President
Indianapolis, Indiana
January 20, 1998
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Report of Independent Accountants




The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company


We have audited the accompanying statements of net assets of AUL American Unit Trust as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Unit Trust as of December 31, 1997, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                    /s/ Coopers & Lybrand L.L.P.




Indianapolis, Indiana
February 2, 1998
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                             AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 1997

                                   Series Fund                         Fidelity
               ----------------------------------------------------- -----------
                Equity   Money Mkt      Bond     Managed Tact Asst   HighIncome
Assets:
Investments
 at value  $33,955,106 $ 7,349,731 $8,490,917 $23,765,300 $    111  $13,541,887



Net Assets $33,955,106 $ 7,349,731 $8,490,917 $23,765,300 $    111  $13,541,887



Units
out
standing   12,586,036   5,765,433  4,937,428   10,816,324      100    8,053,332



Accum.
Unit Value     $ 2.70      $ 1.27     $ 1.72       $ 2.20   $ 1.11       $ 1.68


the accompanying notes are an integral part of the financial statements.
5

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                       AUL American Unit Trust
                STATEMENTS OF NET ASSETS (continued)
                          December 31, 1997

                                         Fidelity
         -----------------------------------------------------------------------
             Growth     Overseas   Asst Mgr   Index 500   Equity-Inc. Contrafund
Assets:
Investments
at value$55,118,978 $14,204,012 $50,292,210 $42,003,492 $12,177,905 $16,668,206



Net
 Assets $55,118,978 $14,204,012 $50,292,210 $42,003,492 $12,177,905 $16,668,206



Units
out
standing 26,493,376   9,308,550   30,831,927  18,374,733  6,959,675   8,965,623



Accum.
Unit Value   $ 2.08      $ 1.53       $ 1.63      $ 2.29     $ 1.75      $ 1.86



The accompanying notes are an integral part of the financial statements.
6

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                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 1997

          American
           Century       Alger    Calvert   T.RowePrice           PBHG
        ------------ ----------  --------- ------------- ----------------------
         VP Capital    American    Capital                              Tech. &
            Apprec.      Growth     Accum.  Equity Inc.     Growth II   Commun.


Assets:
Investments
at value  $2,309,700 $19,116,058 $1,755,044 $21,526,126       $62,345  $104,911



Net
 Assets   $2,309,700 $19,116,058 $1,755,044 $21,526,126       $62,345  $104,911



Units
out
standing  1,970,129   10,920,405   1,070,537 11,646,682        58,505   101,585



Accum.
Unit Value   $ 1.17       $ 1.75      $ 1.64     $ 1.85        $ 1.07    $ 1.03



The accompanying notes are an integral part of the financial statements.
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                             AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 1997


                     Janus                Safeco
             --------------------- ---------------------
              Worldwide   Flexible
                 Growth     Income    Equity     Growth
Assets:
Investments
 at value    $ 2,427,800 $ 313,657 $ 216,123 $ 1,505,305



Net Assets   $ 2,427,800 $ 313,657 $ 216,123 $ 1,505,305



Units
outstanding    2,126,372   289,354   186,090   1,069,115



Accum.
Unit Value        $ 1.14    $ 1.08    $ 1.16      $ 1.41



The accompanying notes are an integral part of the financial statements.
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                             AUL American Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                 for the years ended December 31, 1997 and 1996

                                  Series Fund
            -------------------------------------------------------------------
                   Equity               Money Market                 Bond
            -------------------- ------------------------ ---------------------
                 1997       1996         1997        1996      1997        1996
Operations:
Dividend
 income     $ 788,183  $ 342,380    $ 286,404   $ 196,825  $ 579,827  $ 400,603
Mortality
 & expense
 charges      355,069    241,613       73,604      52,481    104,776     81,206

Net Investment
 Income
 (Loss)       433,114    100,767      212,800     144,344    475,051    319,397


Gain (Loss) on Investments:
Net realized gain
 (loss)     1,929,622    757,430                             100,116    (29,008)
Net change in
 unrealized
 gain(loss) 4,385,719  2,298,293                             (88,037)  (194,208)

Net Gain
 (Loss)     6,315,341  3,055,723                              12,079   (223,216)


Increase (Decrease)
 in Net Assets from
 Operations 6,748,455  3,156,490      212,800     144,344    487,130     96,181


Contract Owner Transactions:
Proceeds from
 units sold 9,972,396  5,750,853   33,320,250  19,881,137  2,747,432  2,965,354
Cost of units
 redeemed  (5,083,812)(3,302,017) (31,019,567)(17,646,620)(2,070,656)(1,514,837)

Increase    4,888,584  2,448,836    2,300,683   2,234,517    676,776  1,450,517


Net
 increase  11,637,039  5,605,326    2,513,483   2,378,861  1,163,906  1,546,698
Net Assets,
 beginning 22,318,067 16,712,742    4,836,248   2,457,387  7,327,011  5,780,313

Net Assets,
 ending    33,955,106 $22,318,068 $ 7,349,731  $4,836,248 $8,490,917 $7,327,011


Units sold  4,078,308   2,955,925  26,576,977  16,432,700  1,664,142  1,883,899
Units
 redeemed (2,081,627) (1,698,792)(24,742,816) (14,567,921)(1,261,885)  (962,211)


Net
 increase   1,996,681   1,257,133  1,834,161    1,864,779     402,257   921,688
Units
 outstanding,
 beginning 10,589,355   9,332,222  3,931,272    2,066,493   4,535,171 3,613,483

Units
 outstanding,
 ending    12,586,036  10,589,355  5,765,433    3,931,272   4,937,428 4,535,171


The accompanying notes are an integral part of the financial statements.
9

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                             AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                         Series Fund                      Fidelity
          ----------------------------------------- -------------------
                  Managed           Tactical Asset        High Income
          ----------------------- ----------------- -------------------
                1997         1996   1997(1)             1997       1996
 Operations:
Dividend
 income  $ 1,251,403    $ 601,614      $ 8         $ 796,755  $ 559,290
Mortality
 & expense
 charges     265,574      210,007                    146,800     97,295

Net Investment
Income(Loss) 985,829      391,607        8           649,955    461,995


Gain (Loss) on Investments:
Net realized gain
 (loss)      671,399      231,999                    516,248    147,051
Net change in
 unrealized gain
 (loss)    2,073,656    1,074,348        3           596,160    304,521

Net Gain
 (Loss)    2,745,055    1,306,347        3         1,112,408    451,572


Increase (Decrease)
in Net Assets from
Operations 3,730,884    1,697,954       11         1,762,363    913,567


Contract Owner Transactions:
Proceeds from
units sold 4,647,229    3,787,607      100         5,631,914   4,302,859
Cost of units
 redeemed (3,155,198)  (2,327,899                 (3,515,487) (1,616,681)

Increase   1,492,031    1,459,708      100         2,116,427   2,686,178


Net
 increase  5,222,915    3,157,662      111         3,878,790   3,599,745
Net Assets,
beginning 18,542,385   15,384,723                  9,663,097   6,063,352

Net Assets,
 ending $ 23,765,300 $ 18,542,385 $    111      $ 13,541,887 $ 9,663,097


Units sold 2,298,195    2,192,882      100         3,595,859   3,144,988
Units
 redeemed (1,569,057) (1,347,716)                 (2,221,754) (1,185,689)


Net increase 729,138     845,166       100          1,374,105  1,959,299
Units
outstanding,
beginning 10,087,186   9,242,020                    6,679,227  4,719,928

Units
 outstanding,
 ending   10,816,324  10,087,186       100          8,053,332  6,679,227


(1) for the Period from May 1, 1997 to December 31, 1997.
The accompanying notes are an integral part of the financial statements.
10

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                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                                        Fidelity
         ----------------------------------------------------------------------
                  Growth                 Overseas             Asset Manager
         ----------------------- ---------------------- -----------------------
                1997        1996        1997       1996        1997        1996
Operations:
Dividend
 income  $ 1,439,710 $ 1,686,076 $ 1,001,817 $  195,920 $ 4,572,177 $ 1,858,564
Mortality
 & expense
 charges     590,413     384,618     171,253    119,355     549,366     396,998

Net Investment
Income(Loss) 849,297   1,301,458     830,564     76,565   4,022,811   1,461,566


Gain (Loss) on Investments:
Net realized gain
 (loss)    2,345,762   2,576,639   1,428,939    588,813   1,075,838     304,397
Net change in
 unrealized gain
 (loss)    5,881,034    (241,271)   (992,681)   428,901   2,515,095   2,252,257

Net Gain
 (Loss)    8,226,796   2,335,368     436,258  1,017,714   3,590,933   2,556,654


Increase (Decrease)
in Net Assets from
Operations 9,076,093   3,636,826   1,266,822  1,094,279   7,613,744   4,018,220


Contract Owner Transactions:
Proceeds from
 units
 sold     17,758,368  20,256,098  16,550,480  8,171,841  11,799,650   9,564,824
Cost of units
redeemed (10,186,999) (7,954,526)(15,021,536)(5,759,471) (5,887,440) (4,541,090)

Increase   7,571,369  12,301,572   1,528,944  2,412,370   5,912,210   5,023,734


Net
increase  16,647,462  15,938,398   2,795,766  3,506,649  13,525,954   9,041,954
Net Assets,
begin.    38,471,516  22,533,118  11,408,246  7,901,597  36,766,256  27,724,302

Net Assets,
ending  $55,118,978 $38,471,516 $14,204,012 $11,408,246 $50,292,210 $36,766,256


Units
 sold     9,328,133  12,526,388  10,859,725   6,289,170   7,892,511   7,528,818
Units
redeem.  (5,394,827) (4,932,924) (9,796,364) (4,429,500) (3,928,662) (3,592,303)


Net
increase  3,933,306   7,593,464   1,063,361   1,859,670   3,963,849   3,936,515
Units
outstanding,
begin.   22,560,070  14,966,606   8,245,189   6,385,519  26,868,078  22,931,563

Units
 outstanding,
 ending  26,493,376  22,560,070   9,308,550   8,245,189  30,831,927 2 6,868,078


The accompanying notes are an integral part of the financial statements.
11

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                             AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                                        Fidelity
            -------------------------------------------------------------------
                  Index 500           Equity-Income             Contrafund
            --------------------- --------------------- -----------------------
                 1997        1996        1997      1996         1997       1996
Operations:
Dividend
 income     $ 653,527   $ 270,229   $ 626,460  $ 57,407    $ 231,987   $ 11,446
Mortality
 & expense
 charges      372,156     134,447     109,686    41,210      148,730     45,564

Net Investment Income
(Loss)        281,371     135,782     516,774    16,197       83,257    (34,118)


Gain (Loss) on Investments:
Net realized gain
 (loss)     3,803,606   1,142,520     198,968    51,857      480,270    169,050
Net change in
 unrealized gain
 (loss)     3,223,254     903,193   1,255,124   366,426    1,791,596    624,118

Net Gain
 (Loss)     7,026,860   2,045,713   1,454,092   418,283    2,271,866    793,168


Increase (Decrease)
in Net Assets from
Operations  7,308,231   2,181,495   1,970,866   434,480    2,355,123    759,050


Contract Owner Transactions:
Proceeds from
 units
 sold      33,188,691  13,729,783   5,754,994  5,379,426   9,337,115  6,820,829
Cost of units
 redeemed (15,658,881) (4,462,861) (1,406,108)  (887,971) (2,083,657)(1,395,994)

Increase   17,529,810   9,266,922   4,348,886  4,491,455   7,253,458  5,424,835


Net
 increase  24,838,041  11,448,417   6,319,752  4,925,935   9,608,581  6,183,885
Net Assets,
 begin.    17,165,451   5,717,034   5,858,153    932,218   7,059,625    875,740

Net Assets,
 ending   $42,003,492 $17,165,451 $12,177,905 $5,858,153 $16,668,206 $7,059,625


Units
 sold      16,153,810   8,642,574   3,613,383  4,163,357   5,555,376  4,955,599
Units
 redeemed  (7,620,276) (2,778,057)   (897,167)  (682,030) (1,245,928)  (991,402)


Net
 increase   8,533,534   5,864,517   2,716,216  3,481,327   4,309,448  3,964,197
Units
 outstanding,
 beginning  9,841,199   3,976,682   4,243,459    762,132   4,656,175    691,978

Units
 outstanding,
 ending    18,374,733   9,841,199   6,959,675  4,243,459   8,965,623  4,656,175

The accompanying notes are an integral part of the financial statements.
12

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                       AUL American Unit Trust
   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

            American Century           Alger                       Calvert
            ----------------- ----------------------- -------------------------
            VP Cap. Apprec.        American Growth       Capital Accumulation
            ----------------- ----------------------- -------------------------
                1997     1996        1997        1996         1997         1996
   Operations:
Dividend
 income     $ 44,992 $158,096   $ 123,940   $ 118,973    $ 181,799      $ 1,665
Mortality
 & expense
 charges      27,094    20,98     182,029      66,741       17,649        8,227

Net Investment
 Income(Loss) 17,898   137,115    (58,089)     52,232      164,150      (6,562)


Gain (Loss) on Investments:
Net realized gain
 (loss)     (242,024)   50,578   1,909,253     104,611     254,824       24,160
Net change in
unrealized gain
 (loss)       82,323  (299,498)    917,221     441,596    (154,179)      21,786

Net Gain
 (Loss)     (159,701) (248,920)  2,826,474     546,207      100,645      45,946


Increase (Decrease)
in Net Assets from
Operations  (141,803) (111,805)  2,768,385     598,439      264,795      39,384


Contract Owner Transactions:
Proceeds from
 units
 sold      1,386,304 1,647,386   17,980,961  11,464,782   4,105,208   8,157,650
Cost of units
 redeemed (1,124,243) (315,880) (11,040,785) (3,951,097) (3,917,872) (6,984,043)

 Increase    262,061 1,331,506    6,940,176   7,513,685     187,336   1,173,607


Net
 increase   120,258  1,219,701    9,708,561   8,112,124     452,131   1,212,991
Net Assets,
beginning 2,189,442    969,741    9,407,497   1,295,373   1,302,913      89,922

Net Assets,
 ending $ 2,309,700 $2,189,442 $ 19,116,058 $ 9,407,497 $ 1,755,044 $ 1,302,913


Units
 sold     1,148,628  1,282,104   11,056,170   8,577,306   2,790,936   6,165,865
Units
 redeemed  (964,353)  (244,029)  (6,810,757) (2,931,153) (2,690,839) (5,266,458)


Net
 increase   184,275  1,038,075    4,245,413    5,646,153    100,097     899,407
Units
 outstanding,
 begin.   1,785,854    747,779    6,674,992    1,028,839    970,440      71,033

Units
 outstanding,
 ending   1,970,129  1,785,854   10,920,405    6,674,992  1,070,537     970,440

The accompanying notes are an integral part of the financial statements.
13

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                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                T. Rowe Price             PBHG                Janus
             -------------------- ------------------- ---------------------
                Equity-Income      Growth II   Tech.   Worldwide   Flexible
                                              &Comm.   Growth       Income
             -------------------- ---------- --------- --------- ----------
                  1997       1996    1997(1)   1997(1) 1997(1)      1997(1)
Operations:
Dividend
 income      $ 972,267  $ 129,361 $          $         $ 5,662      $ 7,720
Mortality
 & expense
 charges       169,670     35,102       286       414    8,550          744

Net Investment
 Income(Loss)  802,597     94,259      (286)     (414)  (2,888)       6,976


Gain (Loss) on Investments:
Net realized gain
 (loss)        433,615    100,208      (340)      463     2,701       2,900
Net change in
unrealized gain
 (loss)      1,951,034    339,665    (1,874)  (13,550)  (10,837)     (3,837)

Net Gain
 (Loss)      2,384,649    439,873    (2,214)  (13,087)   (8,136)       (937)


Increase (Decrease)
in Net Assets from
Operations   3,187,246    534,132    (2,500)  (13,501)   (11,024)     6,039


Contract Owner Transactions:
Proceeds from
 units
 sold      13,767,571   6,412,176    86,468   118,430   2,560,652   410,273
Cost of units
 redeemed  (1,614,233) (1,238,837)  (21,623)      (18) (  121,828) (102,655)

Increase   12,153,338   5,173,339    64,845   118,412   2,438,824   307,618


Net
 increase  15,340,584   5,707,471    62,345   104,911   2,427,800   313,657
Net Assets,
 beginning  6,185,542     478,071

Net Assets,
 ending  $ 21,526,126 $ 6,185,542 $  62,345 $ 104,911 $ 2,427,800 $ 313,657


Units
 sold       8,362,667   4,786,484    77,370   101,623   2,234,612   385,932
Units
 redeemed    (975,139)   (916,062)  (18,865)      (38)   (108,240)  (96,578)


Net
 increase   7,387,528   3,870,422    58,505   101,585   2,126,372   289,354
Units
 outstanding,
 beginning  4,259,154     388,732

Units
 outstanding,
 ending    11,646,682   4,259,154    58,505   101,585    2,126,372  289,354


(1) for the Period from May 1, 1997 to December 31, 1997.
The accompanying notes are an integral part of the financial statements.
14

                            AUL American Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
                 for the years ended December 31, 1997 and 1996

                           Safeco
               --------------------------
                    Equity       Growth
               ------------- ------------
                    1997(1)       1997(1)

Operations:
Dividend
 income      $       15,690 $     242,103
Mortality
 & expense
 charges                673         4,985

Net Investment
 Income(Loss)        15,017       237,118


Gain (Loss) on Investments:
Net realized gain
 (loss)               (127)        49,644
Net change in
 unrealized gain
 (loss)            (10,581)      (180,480)

Net Gain (Loss)    (10,708)      (130,836)


Increase (Decrease)
 in Net Assets from
 Operations          4,309        106,282


Contract Owner Transactions:
Proceeds from
 units sold        212,703      2,041,581
Cost of units
 redeemed             (889)      (642,558)

Increase           211,814      1,399,023


Net increase       216,123      1,505,305
Net Assets,
 beginning

Net Assets,
 ending       $    216,123   $  1,505,305


Units sold         186,896      1,550,299
Units
 redeemed            (806)      (481,184)


Net increase      186,090      1,069,115
Units
 outstanding,
 beginning

Units
 outstanding,
 ending           186,090     1,069,115


(1) for the Period from May 1, 1997 to December 31, 1997.
The accompanying notes are an integral part of the financial statements.
15

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16

                         NOTES TO FINANCIAL STATEMENTS

1.Summary of Significant Accounting Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Acacia Capital Corporation (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust (Safeco).

Security Valuation, Transactions and Related Investment Income
The market value of investments is based on the closing bid prices at December 31, 1997. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1997 and 1996, were $3,299,521 and $1,935,845, respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in effect on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the years ended December 31, 1997 and 1996, were $306,474 and $156,705, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:
             Account Year        Withdrawal Charge

                1 - 5                  8%
                6 - 10                 4%
               11 or more              0%
The aggregrate withdrawal charges will not exceed 9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 1997 and 1996, were $199,277 and $164,250, respectively.
17

3. Accumulation Unit Value The change in the Accumulation Unit Value per unit for the year ended December 31, 1997, or from inception of operation, May 1, 1997, through December 31, 1997, is:

                     12/31/97           12/31/96               Change


 Series Fund:
  Equity        $     2.696745  $       2.107103                28.0%
    Money Market      1.274444          1.229861                 3.6%
    Bond              1.719983          1.614937                 6.5%
    Managed           2.194762          1.837513                19.4%

 Fidelity:
  High Income         1.680960          1.446567                16.2%
    Growth            2.079525          1.705274                21.9%
    Overseas          1.524164          1.383489                10.2%
    Asset Manager     1.630253          1.368222                19.2%
    Index 500         2.284968          1.743597                31.0%
    Equity-Income     1.746514          1.380472                26.5%
    Contrafund        1.858720          1.516110                22.6%

 American Century:
  VP Capital
     Appreciation     1.170649          1.225326                 4.5%

 Alger:
  American Growth     1.750190          1.409348                24.2%

 Calvert:
 Capital Accumulation 1.638970          1.342590                22.1%

 T. Rowe Price:
  Equity Income       1.847792          1.452068                27.3%

                      12/31/97        5/1/97                   Change


 Series Fund:
  Tactical Asset    $ 1.110125  $       0.982323                13.0%

 PBHG:
  Growth II           1.066050          1.000000                 6.6%
    Technology &
      Communications  1.032340          1.000000                 3.2%

 Janus:
  Worldwide Growth    1.141625          1.009977                13.0%
    Flexible Income   1.083840          0.996134                 8.8%

 Safeco:
  Equity              1.160728          0.983650                18.0%
      Growth          1.407808          0.934137                50.7%
18

4. Cost of Investments
The cost of Investments at December 31, 1997, is:
Series Fund:
Equity           $ 25,679,798
Money Market        7,349,731
Bond                8,568,459
Managed            19,726,300
Tactical Asset            108
Fidelity:
High Income        12,145,069
Growth             46,243,970
Overseas           14,324,559
Asset Manager      42,930,321
Index 500          37,053,469
Equity-Income      10,524,539
Contrafund         14,249,523
American Century:
VP Capital
 Appreciation       2,440,947
Alger:
American Growth    17,764,282
Calvert:
Capital
 Accumulation     $ 1,890,794
T. Rowe Price:
Equity Income      19,222,727
PBHG:
Growth II              64,219
Technology &
Communications        118,460
Janus:
Worldwide Growth    2,438,637
Flexible Income       317,493
Safeco:
Equity                266,704
Growth              1,685,785

5. Net Assets
Net Assets at December 31, 1997, are:
                                Series Fund                           Fidelity
           ------------------------------------------------------- ------------
               Equity Money Market         Bond      Managed Tact. High Income
                                                             Asset
Proceeds
 from units
  sold    $33,744,283 $ 62,846,304 $ 12,415,383 $ 24,678,320 $ 100 $ 16,469,854
Cost of
 units
 redeemed (13,052,100) (55,950,493)  (5,187,784)  (8,877,164)        (6,307,081)
Net investment
 income
 (loss)     1,694,295      453,920    1,333,027    2,814,761      8   1,379,071
Net realized
 gain
 (loss)     3,293,320                     7,833    1,110,383            603,225
Unrealized
 gain
 (loss)     8,275,308                   (77,542)   4,039,000      3   1,396,818
         $ 33,955,106 $ 7,349,731   $ 8,490,917 $ 23,765,300  $ 111 $13,541,887


                                    Fidelity
         ----------------------------------------------------------------------
            Growth     Overseas  Asset Mgr.   Index 500 Equity-Inc.  Contrafund
Proceeds
 from units
 sold   $62,834,314 $35,566,301 $53,512,060 $52,826,740 $12,030,080 $17,060,560
Cost of
units
redeemed(24,817,049)(24,218,248)(17,501,851)(21,358,726) (2,299,406) (3,517,855)
Net investment
 income
 (loss)   2,112,167     830,176   5,873,016      413,029     536,101     57,169
Net realized
 gain
 (loss)   6,114,538   2,146,330   1,047,096    5,172,426     257,764    649,649
Unrealized
 gain
 (loss)   8,875,008    (120,547)  7,361,889   4,950,023   1,653,366   2,418,683
        $55,118,978 $14,204,012 $50,292,210 $42,003,492 $12,177,905 $16,668,206
19

            American
             Century       Alger    Calvert T.RowePrice         PBHG
        ------------ ----------- ---------- ----------- ------------------
         VP  Capital    American    Capital                        Tech. &
        Appreciation      Growth    Accumul. Equity Inc. Growth II  Comm.
Proceeds
 from
 units
 sold     $4,000,036 $30,851,046 $12,364,085 $20,645,739 $86,468 $118,430
Cost of units
 redeemed (1,545,589)(15,090,054)(10,914,743) (2,864,132)(21,623)     (18)
Net investment
 income
 (loss)      148,100      (8,240)    162,157     899,986    (286)    (414)
Net realized
 gain
 (loss)     (161,600)  2,011,530     279,295     541,134    (340)     463
Unrealized
 gain
 (loss)     (131,247)  1,351,776    (135,750)  2,303,399  (1,874) (13,550)
         $ 2,309,700 $19,116,058 $ 1,755,044  21,526,126 $62,345 $104,911


                        Janus                 Safeco
               --------------------- ---------------------
                 Worldwide  Flexible
                    Growth    Income    Equity      Growth
Proceeds
 from
 units sold    $ 2,560,652 $ 410,273 $ 212,703 $ 2,041,581
Cost of units
 redeemed         (121,828) (102,655)     (889)   (642,558)
Net investment
 income (loss)      (2,888)    6,976    15,017     237,118
Net realized
 gain (loss)         2,701     2,900      (127)     49,644
Unrealized
 gain (loss)       (10,837)   (3,837)  (10,581)   (180,480)
               $ 2,427,800 $ 313,657 $ 216,123 $ 1,505,305
20